Transaction-related expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Transaction-Related Expenses [Abstract]
Banking fees	$ 60,006		$ 74,601	$ 0
Professional fees and other expenses	9,191		20,074
Transaction-related expenses	$ 69,197	$ 0	$ 94,675	$ 0